Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued compensation costs	$ 289,771	$ 151,858	$ 288,549
Accrued professional fees	132,310	141,310	55,300
Deferred rent			22,473
Accrued franchise taxes	25,607	30,270	26,985
Accrued research and development			17,064
Other accrued expenses		10,000	2,500
Accrued expenses	$ 457,409	$ 333,438	$ 412,871